Income Taxes - Components of Provision for (Recovery of) Income Tax and Income from Continuing Operations Before Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Income Tax Disclosure [Abstract]
Statutory Canadian tax rate	26.50%	26.60%	26.60%
Expected provision for (recovery of) income taxes from continuing operations	$ 108	$ (320)	$ (75)
Differences in income taxes resulting from:
Valuation allowance	(169)	302	58
Investment tax credits	(3)	(20)	(29)
Canadian tax rate differences	0	1	2
Change in unrecognized income tax benefits	8	28	(9)
Foreign tax rate differences	(6)	6	6
Deferred tax adjustment from U.S. tax reform	67	0	0
Other differences	(5)	1	6
Withholding Tax on Unremitted Earnings	1	0	(33)
Provision for (recovery of) income taxes	$ 1	$ (2)	$ (74)